Cash generated by operations	12 Months Ended
Dec. 31, 2024
CASH GENERATED BY OPERATIONS [Abstract]
Cash generated by operations	34. Cash generated by operations

Figures in million - SA rand	Notes	2024	2023	2022
(Loss)/profit for the year		(5,710)	(37,430)	18,980
Royalties	11.1	543	1,050	1,834
Carbon tax		2	2	(10)
Mining and income tax	11.2	1,496	(2,416)	8,924
Interest income	5.1	(1,337)	(1,369)	(1,203)
Finance expense	5.2	4,571	3,299	2,840
Profit before interest, royalties, carbon tax and tax		(435)	(36,864)	31,365
Non-cash adjusting items:
Amortisation and depreciation	4	8,810	10,012	7,087
Share-based payments	6.7	251	113	218
(Gain)/loss on financial instruments	7	(5,574)	(101)	4,279
Foreign currency exchange adjustment		168	(1,647)	82
Share of results of equity-accounted investees after tax		(212)	1,174	(1,287)
Impairments/(reversal of impairments)	10	9,173	47,454	(6)
Gain on acquisition		—	(898)	—
Gain on remeasurement of previous interest in Kroondal	8.2	—	(298)	—
Onerous contract provision	30.2	(817)	1,865	—
Occupational healthcare gain	31	(76)	(365)	(211)
Loss on deconsolidation of subsidiary	8.1	—	—	309
Profit on sale of Lonmin Canada	8.2	—	—	(145)
Change in estimate of environmental rehabilitation obligation		433	(56)	(99)
Settlement of metals borrowings liability	22.2	(4,308)	—	—
Deferred revenue recognised	32	(1,768)	(1,252)	(290)
Cash adjusting items:
Early termination penalty relating to onerous contract provision	30.2	(665)	—	—
Payment of occupational healthcare liability	31	(26)	(130)	(66)
Other non-cash and cash adjusting items		(540)	(281)	(490)
Total cash generated by operations		4,414	18,726	40,746